Net Earnings Per Share (Details Narrative)	3 Months Ended
Mar. 31, 2024 USD ($) Segment
Cash and Cash Equivalents [Line Items]
Number of operating segments | Segment	3
Unrestricted cash	$ 200,000
Deferred revenue	400,000
Unearned revenue	400,000
Long Term Projects [Member]
Cash and Cash Equivalents [Line Items]
Unearned revenue	100,000
Unrestricted Cash [Member]
Cash and Cash Equivalents [Line Items]
Unrestricted cash	$ 1,400,000